Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

7. Intangible assets

Intangible assets, net of accumulated amortization, impairment charges and adjustments are summarized as follows:

	As of March 31, 2022
	Cost	Accumulated Impairment	Accumulated Amortization	Net
IPR&D Assets	$35,151	$(21,457)	—	$13,694
Acquired patents	78	—	(78)	—
Total intangible assets	$35,229	$(21,457)	(78)	$13,694

	As of December 31, 2021
	Cost	Accumulated Impairment	Accumulated Amortization	Net
IPR&D Assets	$35,896	$(7,761)	—	$28,135
Acquired patents	78	—	(78)	—
Total intangible assets	$35,974	$(7,761)	(78)	$28,135

As a result of both the Company’s February 15, 2022, receipt of a Refusal to File (“RTF”) from the U.S. Food and Drug Administration regarding the Company’s new drug application (“NDA”) for Dovitinib, and the current depressed state of the Company’s stock price, the Company has performed an impairment assessment on its individual intangible assets utilizing a discounted cash flow model with a weighted average cost of capital (“WACC”) of 16%, and recognized an impairment charge of $14,007 during the three month period ended March 31, 2022. Individually material development projects in progress are as follows:

	March 31,	December 31,
	2022 $	2021 $
Stenoparib	13,694	25,407
Dovitinib	—	2,728
Total	13,694	28,135

10. Intangible assets

Intangible assets, net of accumulated amortization, impairment charges and adjustments are summarized as follows:

	As of December 31, 2021
	Cost	Accumulated Impairment	Accumulated Amortization	Net
IPR&D Assets	$35,896	$(7,761)	—	$28,135
Acquired patents	78	—	(78)	—
Total intangible assets	$35,974	$(7,761)	(78)	$28,135

	As of December 30, 2020
	Cost	Accumulated Impairment	Accumulated Amortization	Net
IPR&D Assets	$38,880	$(8,403)	—	$30,477
Acquired patents	78	—	(65)	14
Total intangible assets	$38,958	$(8,403)	(65)	$30,491

The Company’s IPR&D assets have been classified as indefinite-lived intangible assets. Individually material development projects in progress are as follows:

	December 31,
	2021 $	2020 $
Stenoparib	25,407	27,522
Dovitinib	2,728	2,955
Total	28,135	30,477